Goodwill (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2023 CNY (¥)
Goodwill [Abstract]
Fair value of the reporting unit	¥ 119.8
Net assets	217.8
Impairment of goodwill	¥ 40.7